Supplement to the

Fidelity® Strategic Advisers®

Mid Cap Value Portfolio
Small Cap Portfolio

Funds of Fidelity Rutland Square Trust II

Initial Class

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2008

The following information replaces the information in the similar table found on page 33 under the "Management Fees" paragraph.

The following table shows the amount of management fees paid by each fund to Strategic Advisers and sub-advisory fees paid by Strategic Advisers, on behalf of each fund, to JPMIM or Oppenheimer for the past fiscal year.

Fund	Fiscal Years Ended December 31	Management Fees Paid to Strategic Advisers	Sub-Advisory Fees Paid by Strategic to JPMIM	Sub-Advisory Fees Paid by Strategic to Oppenheimer
Mid Cap Value Portfolio	2007	$ 37,215	$ 20,930	--
Small Cap Portfolio	2007	$ 121,200	--	$ 66,510

Marc Reinganum has replaced Nikolaos D. Monoyios as a portfolio manager of Small Cap Portfolio. All references to Nikolaos D. Monoyios with respect to management of Small Cap Portfolio are removed from the "Management Contracts" section.

The following information supplements similar information found in the "Management Contracts" section beginning on page 35.

Marc Reinganum is a portfolio manager for Small Cap Portfolio and receives compensation for his services.

Mr. Reinganum is employed and compensated by Oppenheimer, not Small Cap Portfolio. Under Oppenheimer's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of Oppenheimer. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. Oppenheimer's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of July 31, 2008, Mr. Reinganum's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of Oppenheimer's holding company parent. Senior portfolio managers may also be eligible to participate in the Oppenheimer's deferred compensation plan.

The base pay component of a portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help Oppenheimer attract and retain talent. The annual discretionary bonus is determined by senior management of Oppenheimer and is based on a number of factors, including Small Cap Portfolio's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to Small Cap Portfolio is Lipper - Small Cap Core Funds. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. Mr. Reinganum's compensation is not based on the total value of Small Cap Portfolio's portfolio assets, although Small Cap Portfolio's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between Small Cap Portfolio and other funds and accounts managed by Mr. Reinganum. The compensation structure of the other funds managed by Mr. Reinganum is the same as the compensation structure of Small Cap Portfolio, described above.

F-MCV-SCV-INIB-08-02 December 8, 2008
1.876775.101

In addition to managing Small Cap Portfolio's investment portfolio, Mr. Reinganum also manages other investment portfolios and accounts on behalf of Oppenheimer or its affiliates. The following table provides information, as of July 31, 2008, regarding the other portfolios managed by Mr. Reinganum. No account has a performance-based advisory fee:

	Registered Investment Companies Managed*	Total Assets in Other Pooled Investment Vehicles Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[1]	Other Accounts Managed	Total Assets in Other Accounts Managed[2]
Marc Reinganum	10	$ 13,487	none	none	none	none

* Includes Small Cap Portfolio ($23 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

1. In millions.

2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

As of July 31, 2008 the dollar range of shares of Small Cap Portfolio beneficially owned by Mr. Reinganum was none.

As indicated above, Mr. Reinganum also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of Small Cap Portfolio. That may occur whether the investment strategies of the other fund or account are the same as, or different from, Small Cap Portfolio's investment objectives and strategies. For example, the portfolio manager may need to allocate investment opportunities between Small Cap Portfolio and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by Small Cap Portfolio. Not all funds and accounts advised by Oppenheimer have the same management fee. If the management fee structure of another fund or account is more advantageous to Oppenheimer than the fee structure of Small Cap Portfolio, Oppenheimer could have an incentive to favor the other fund or account. However, Oppenheimer's compliance procedures and Code of Ethics recognize the Oppenheimer's fiduciary obligations to treat all of its clients, including Small Cap Portfolio, fairly and equitably, and are designed to preclude the portfolio managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of Small Cap Portfolio's portfolio managers may manage other funds or accounts with investment objectives and strategies that are similar to those of Small Cap Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of Small Cap Portfolio.

Supplement to the

Fidelity® Strategic Advisers®

Mid Cap Value Portfolio
Small Cap Portfolio

Funds of Fidelity Rutland Square Trust II

Investor Class

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2008

Marc Reinganum has replaced Nikolaos D. Monoyios as a portfolio manager of Small Cap Portfolio. All references to Nikolaos D. Monoyios with respect to management of Small Cap Portfolio are removed from the "Management Contracts" section.

The following information replaces the information in the similar table found on page 33 under the "Management Fees" paragraph.

The following table shows the amount of management fees paid by each fund to Strategic Advisers and sub-advisory fees paid by Strategic Advisers, on behalf of each fund, to JPMIM or Oppenheimer for the past fiscal year.

Fund	Fiscal Years Ended December 31	Management Fees Paid to Strategic Advisers	Sub-Advisory Fees Paid by Strategic to JPMIM	Sub-Advisory Fees Paid by Strategic to Oppenheimer
Mid Cap Value Portfolio	2007	$ 37,215	$ 20,930	--
Small Cap Portfolio	2007	$ 121,200	--	$ 66,510

The following information supplements similar information found in the "Management Contracts" section beginning on page 35.

Marc Reinganum is a portfolio manager for Small Cap Portfolio and receives compensation for his services.

Mr. Reinganum is employed and compensated by Oppenheimer, not Small Cap Portfolio. Under Oppenheimer's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of Oppenheimer. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. Oppenheimer's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of July 31, 2008, Mr. Reinganum's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of Oppenheimer's holding company parent. Senior portfolio managers may also be eligible to participate in the Oppenheimer's deferred compensation plan.

The base pay component of a portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help Oppenheimer attract and retain talent. The annual discretionary bonus is determined by senior management of Oppenheimer and is based on a number of factors, including Small Cap Portfolio's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to Small Cap Portfolio is Lipper - Small Cap Core Funds. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. Mr. Reinganum's compensation is not based on the total value of Small Cap Portfolio's portfolio assets, although Small Cap Portfolio's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between Small Cap Portfolio and other funds and accounts managed by Mr. Reinganum. The compensation structure of the other funds managed by Mr. Reinganum is the same as the compensation structure of Small Cap Portfolio, described above.

F-MCV-SCV-INVB-08-02 December 8, 2008
1.876776.101

In addition to managing Small Cap Portfolio's investment portfolio, Mr. Reinganum also manages other investment portfolios and accounts on behalf of Oppenheimer or its affiliates. The following table provides information, as of July 31, 2008, regarding the other portfolios managed by Mr. Reinganum. No account has a performance-based advisory fee:

	Registered Investment Companies Managed*	Total Assets in Other Pooled Investment Vehicles Managed[1]	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed[1]	Other Accounts Managed	Total Assets in Other Accounts Managed[2]
Marc Reinganum	10	$ 13,487	none	none	none	none

* Includes Small Cap Portfolio ($23 (in millions) assets managed). The amount of assets managed of a fund reflects trades and other assets as of the close of the business day prior to the fund's fiscal year-end.

1. In millions.

2. Does not include personal accounts of portfolio managers and their families, which are subject to the Code of Ethics.

As of July 31, 2008, the dollar range of shares of Small Cap Portfolio beneficially owned by Mr. Reinganum was none.

As indicated above, Mr. Reinganum also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of Small Cap Portfolio. That may occur whether the investment strategies of the other fund or account are the same as, or different from, Small Cap Portfolio's investment objectives and strategies. For example, the portfolio manager may need to allocate investment opportunities between Small Cap Portfolio and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by Small Cap Portfolio. Not all funds and accounts advised by Oppenheimer have the same management fee. If the management fee structure of another fund or account is more advantageous to Oppenheimer than the fee structure of Small Cap Portfolio, Oppenheimer could have an incentive to favor the other fund or account. However, Oppenheimer's compliance procedures and Code of Ethics recognize the Oppenheimer's fiduciary obligations to treat all of its clients, including Small Cap Portfolio, fairly and equitably, and are designed to preclude the portfolio managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, one or more of Small Cap Portfolio's portfolio managers may manage other funds or accounts with investment objectives and strategies that are similar to those of Small Cap Portfolio, or may manage funds or accounts with investment objectives and strategies that are different from those of Small Cap Portfolio.